COMPREHENSIVE EARNINGS (LOSS):	12 Months Ended
Dec. 31, 2014
Accumulated Other Comprehensive Earnings (Loss)
Accumulated Other Comprehensive Earnings (Loss)

NOTE 12—COMPREHENSIVE EARNINGS (LOSS):

The following table sets forth information with respect to accumulated other comprehensive earnings (loss):

						Accumulated
	Foreign		Foreign		Postretirement	Other
	Currency		Currency	Commodity	and Pension	Comprehensive
	Translation	Investments	Derivatives	Derivatives	Benefits	Earnings (Loss)
Balance at December 31, 2012	$(13,406)	$908	$-	$(111)	$(3,838)	$(16,447)
Other comprehensive earnings (loss) before reclassifications	(121)	(854)	(730)	(614)	12,777	10,458
Reclassifications from accumulated other comprehensive loss	-	-	294	629	428	1,351
Other comprehensive earnings (loss) net of tax	(121)	(854)	(436)	15	13,205	11,809
Balance at December 31, 2013	$(13,527)	$54	$(436)	$(96)	$9,367	$(4,638)

						Accumulated
	Foreign		Foreign		Postretirement	Other
	Currency		Currency	Commodity	and Pension	Comprehensive
	Translation	Investments	Derivatives	Derivatives	Benefits	Earnings (Loss)
Balance at December 31, 2013	$(13,527)	$54	$(436)	$(96)	$9,367	$(4,638)
Other comprehensive earnings (loss) before reclassifications	(3,155)	(386)	(1,439)	(562)	(1,776)	(7,318)
Reclassifications from accumulated other comprehensive loss	(817)	-	639	188	(1,152)	(1,142)
Other comprehensive earnings (loss) net of tax	(3,972)	(386)	(800)	(374)	(2,928)	(8,460)
Balance at December 31, 2014	$(17,499)	$(332)	$(1,236)	$(470)	$6,439	$(13,098)

The amounts reclassified from accumulated other comprehensive income (loss) consisted of the following:

Details about Accumulated Other	Year to Date Ended
Comprehensive Income Components	December 31, 2014	December 31, 2013	Location of (Gain) Loss Recognized in Earnings
Foreign currency derivatives	$1,001	$459	Other income, net
Commodity derivatives	294	987	Product cost of goods sold
Foreign currency translation	(1,298)	-	Other income, net
Postretirement and pension benefits	(992)	342	Selling, marketing and administrative expenses
Postretirement and pension benefits	(812)	329	Product cost of goods sold
Total before tax	(1,807)	2,117
Tax expense (benefit)	665	(766)
Net of tax	$(1,142)	$1,351